Financial asset designated at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial asset designated at fair value through profit or loss [Line Items]
Financial asset designated at fair value through profit or loss	₩ 3,579,057	₩ 3,416,102
Debt securities
Financial asset designated at fair value through profit or loss [Line Items]
Financial asset designated at fair value through profit or loss	2,110,809	1,908,342
Equity securities
Financial asset designated at fair value through profit or loss [Line Items]
Financial asset designated at fair value through profit or loss	1,234,356	1,187,916
Others
Financial asset designated at fair value through profit or loss [Line Items]
Financial asset designated at fair value through profit or loss	₩ 233,892	₩ 319,844